Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges

	Group
	2019 £m	2018 £m	2017 £m
Staff costs:
Wages and salaries	866	905	746
Performance-related payments	160	160	157
Social security costs	112	111	93
Pensions costs - defined contribution plans	67	66	54
- defined benefit plans	35	81	32
Other share-based payments	7	3	10
Other personnel costs	41	50	45

	1,288	1,376	1,137
Other administration expenses	693	809	1,011
Depreciation, amortisation and impairment	545	378	354

	2,526	2,563	2,502

Summary of Deferred Performance Awards

	Costs recognised in 2019			Costs expected to be recognised in 2020 or later
	Arising from awards in current year £m	Arising from awards in prior year £m	Total £m	Arising from awards in current year £m	Arising from awards in prior year £m	Total £m
Cash	3	7	10	7	10	17
Shares	3	6	9	7	10	17

	6	13	19	14	20	34

Summary of Amount of Bonus Awarded to Employees
The following table shows the amount of bonus awarded to employees for the performance year 2019. In the case of deferred cash and share awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which these awards are subject. The deferred share award amount is based on the fair value of these awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2019 £m	2018 £m	2019 £m	2018 £m	2019 £m	2018 £m
Cash award - not deferred	131	123	0	—	131	123
- deferred	10	13	17	20	27	33
Shares award - not deferred	10	11	0	—	10	11
- deferred	9	13	17	17	26	30

Total discretionary bonus	160	160	34	37	194	197